LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Changes in Loans Held at Carrying Value (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Principal [Abstract]
Total loans held at carrying value, principal, beginning balance		$ 33,907,763	[1],[2]	$ 0
Total loans held at carrying value, principal, new fundings		8,863,455		33,875,985
Total loans held at carrying value, principal, PIK interest		169,632		31,778
Total loans held at carrying value, principal, ending balance	[1]	42,940,850	[3]	33,907,763	[2]
Original Issue Discount [Abstract]
Total loans held at carrying value, original issue discount, beginning balance		(2,070,732)		0
Total loans held at carrying value, original issue discount, new fundings		(1,824,614)		(2,120,969)
Total loans held at carrying value, original Issue discount, accretion of original issue discount		107,432		50,237
Total loans held at carrying value, original issue discount, ending balance		(3,787,914)		(2,070,732)
Carrying Value [Abstract]
Total loans held at carrying value, beginning balance		31,837,031	[1],[2],[4]	0
Total loans held at carrying value, new fundings		7,038,841		31,755,016
Total loans held at carrying value, accretion of original issue discount		107,432		50,237
Total loans held at carrying value, PIK Interest		169,632		31,778
Total loans held at carrying value, ending balance	[1]	$ 39,152,936	[3]	$ 31,837,031	[2],[4]

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs